Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation [Line Items]
Allocated Share-based Compensation Expense	¥ 142,381	¥ 196,547	¥ 108,440
Unrecognized compensation costs		¥ 132,562
2015 Plan [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense, recognition period		2 years 7 months 17 days
Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted	7,099,416
Restricted Stock Units (RSUs) [Member] | Minimum | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Minimum | 2022 Plan [Member] | Scenario immediate vesting after grant date
Share-Based Compensation [Line Items]
Vesting period	3 months
Restricted Stock Units (RSUs) [Member] | Maximum | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs) [Member] | Maximum | 2022 Plan [Member] | Scenario immediate vesting after grant date
Share-Based Compensation [Line Items]
Vesting period	4 years
Management and employees | Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted	3,507,087
Management and employees | Restricted Stock Units (RSUs) [Member] | 2022 Plan [Member]
Share-Based Compensation [Line Items]
Granted	7,099,416